Other Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Electricity Sales To Final Customers [Member]
Net Operating Revenue [Line Items]
Amount of unbilled revenue	R$ 667	R$ 80,296